SCHEDULE OF BANK LOANS (Details) (Parenthetical)	Oct. 16, 2025 USD ($)	Oct. 16, 2025 CNY (¥)	Oct. 15, 2025 USD ($)	Oct. 15, 2025 CNY (¥)	Sep. 16, 2025 USD ($)	Sep. 16, 2025 CNY (¥)	Oct. 31, 2024 USD ($)	Oct. 31, 2024 CNY (¥)	Mar. 25, 2026 USD ($)	Mar. 25, 2026 CNY (¥)	Mar. 16, 2026 USD ($)	Mar. 16, 2026 CNY (¥)	Mar. 25, 2025 USD ($)	Mar. 25, 2025 CNY (¥)	Mar. 18, 2025 USD ($)	Mar. 18, 2025 CNY (¥)	Nov. 21, 2023 USD ($)	Nov. 21, 2023 CNY (¥)
Industrial and Commercial Bank of China Beijing Yayuncun Subbranch One [Member]
Debt Instrument [Line Items]
Long term debt									$ 1,445,212	¥ 10,000,000	$ 1,445,212	¥ 10,000,000			$ 1,407,360	¥ 10,000,000
Bank Of China Chengdu Zijing West Road Subbranch Two [Member]
Debt Instrument [Line Items]
Long term debt																	$ 281,472	¥ 2,000,000
Repayments of debt	$ 253,326	¥ 1,800,000	$ 267,398	¥ 1,900,000
Bank Of China Chengdu Zijing West Road Subbranch One [Member]
Debt Instrument [Line Items]
Repayments of debt					$ 14,074	¥ 100,000	$ 14,074	¥ 100,000
Industrial and Commercial Bank of China Beijing Yayuncun Subbranch Two [Member]
Debt Instrument [Line Items]
Long term debt													$ 1,407,360	¥ 10,000,000